Quarterly Financial Data (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											12 Months Ended
	Mar. 31, 2018		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 702		$ 704	$ 684	$ 584	$ 743		$ 676	$ 435	$ 511	$ 370	$ 2,715	$ 1,992	$ 1,747
Costs and expenses	8,058		5,254	5,139	5,050	4,736		4,882	5,047	4,232	3,721	20,179	17,882	16,495
Operating loss	(7,503)		(4,725)	(4,627)	(4,601)	(4,212)		(4,383)	(4,724)	(3,871)	(3,462)	(18,165)	(16,440)	(15,210)
Net loss	$ 7,187		$ (19,246)	$ (12,596)	$ (1,943)	$ (11,332)		$ (8,486)	$ (1,004)	$ (6,667)	$ (1,813)	$ (45,117)	$ (17,971)	$ (14,704)
Basic loss per share	$ 10.91	[1]	$ 375	$ 4,680	$ 1,750	$ (45,695.00)	[1]	$ 646,010	$ 115,495	$ 771,750	$ 218,750
Scenario, Previously Reported [Member]
Quarterly Financial Information Disclosure [Abstract]
Basic loss per share						$ 43,750

[1]	reflects a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017 and a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.